Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues		$ 59,794,661	$ 82,249,571	$ 68,600,378
Cost of revenues		(46,802,361)	(65,694,259)	(50,168,530)
Gross profit		12,992,300	16,555,312	18,431,848
Operating expenses
Selling and marketing expenses		(5,928,373)	(5,008,429)	(7,378,885)
General and administrative expenses		(47,625,145)	(15,969,072)	(14,781,053)
Research and development expenses		(8,839,897)	(6,447,626)	(13,048,191)
Total operating expenses		(62,393,415)	(27,425,127)	(35,208,129)
Gain on disposal of a subsidiary			402,044
Bargain purchase gain			2,626,224
Loss from operations		(49,401,115)	(7,841,547)	(16,776,281)
Interest income, net		66,263	37,620	51,291
Interest expense		(511,429)	(183,278)
Investment income		76,768	145,976	768,454
Gain from equity method investments				580,816
Impairment loss from long term investment		(24,005,161)
Impairment loss on goodwill		(10,636,358)
Other income, net		1,130,734	843,587	1,118,105
Loss before income taxes		(83,280,298)	(6,997,642)	(14,257,615)
Income tax benefit (expenses)		196,219	(221,969)	1,637,485
Net loss from continuing operations		(83,084,079)	(7,219,611)	(12,620,130)
Net income from discontinued operations, net of tax			520,000
Net loss		(83,084,079)	(6,699,611)	(12,620,130)
Net loss from continuing operations		(83,084,079)	(7,219,611)	(12,620,130)
Less: Net income (loss) from continuing operations attributable to non-controlling interests		(1,229,446)	(966,093)	194,858
Net loss from continuing operations attributable to Baijiayun Group Ltd		(81,854,633)	(6,253,518)	(12,814,988)
Net income from discontinued operations attributable to Baijiayun Group Ltd			520,000
Accretion of convertible redeemable preferred shares			(2,001,777)	(3,865,430)
Net loss from continuing operations attributable to Baijiayun Group Ltd’s ordinary shareholders		(81,854,633)	(8,255,295)	(16,680,418)
Net income from discontinued operations attributable to Baijiayun Group Ltd’s ordinary shareholders			520,000
Net loss		(83,084,079)	(6,699,611)	(12,620,130)
Other comprehensive loss
Foreign currency translation adjustments		1,752,627	(4,185,820)	(294,062)
Comprehensive loss		(81,331,452)	(10,885,431)	(12,914,192)
Less: Comprehensive income (loss) attributable to non-controlling interests		(1,229,446)	(966,093)	194,858
Comprehensive loss available to Baijiayun Group Ltd		(80,102,006)	(9,919,338)	(13,109,050)
Accretion of convertible redeemable preferred shares			(2,001,777)	(3,865,430)
Comprehensive loss attributable to Baijiayun Group Ltd’s ordinary shareholders		$ (80,102,006)	$ (11,921,115)	$ (16,974,480)
Weighted average number of ordinary shares outstanding(1)(2)
Basic (in Shares)	[1],[2]	19,255,424	14,926,857	6,881,268
Diluted (in Shares)	[1],[2]	19,255,424	14,926,857	6,881,268
Basic loss per share (in Dollars per share)	[1],[2]	$ (4.25)	$ (0.5)	$ (2.4)
Continuing operations (in Dollars per share)	[1],[2]	(4.25)	(0.55)	(2.4)
Discontinued operations (in Dollars per share)	[1],[2]		0.05
Diluted loss per share (in Dollars per share)	[1],[2]	(4.25)	(0.5)	(2.4)
Continuing operations (in Dollars per share)	[1],[2]	(4.25)	(0.55)	(2.4)
Discontinued operations (in Dollars per share)	[1],[2]		$ 0.5

[1]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024.
[2]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4